LAW OFFICES
Silver,  Freedman  &  Taff,  L.L.P.

A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS

3299 K STREET, N.W., SUITE 100
WASHINGTON, D.C. 20007
PHONE: (202) 295-4500
FAX: (202) 337-5502
WWW.SFTLAW.COM

July 8, 2008

VIA EDGAR AND COURIER

Michael R. Clampitt, Staff Attorney
Financial Services Group
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 4561
Washington, D.C.  20549

Re:      Sunshine Financial, Inc. Registration Statement on Form S-1/A
File Number 333-151131

Dear Mr. Clampitt:

Pursuant to the Securities Act of 1933, as amended (the “Act”), and the rules and regulations thereunder, on behalf of our client Sunshine Financial, Inc. (the “Holding Company”), we enclose herewith for filing Pre-Effective Amendment No. One (the “Amendment”) to the Holding Company’s Registration Statement on Form S-1 relating to the Holding Company’s proposed offering.

The Amendment responds to comments raised by the Staff of the Securities and Exchange Commission in its letter dated June 18, 2008 (the “Comment Letter”).  The Holding Company’s responses to the Staff’s comments are numbered to correspond to the numbered comments in the Comment Letter.

The Amendment is marked to show all revisions to the original submission made on May 23, 2008.  In addition to the responses to the Staff’s comments, these revisions include responses to the comments of the Office of Thrift Supervision (“OTS”).   In accordance with OTS regulations, the amount of the offering is based on an appraisal of the Holding Company post-closing.

Michael R. Clampitt
Securities and Exchange Commission
July 8, 2008

Form S-1
General

1.	The map has been provided at page ii of the prospectus in response to this comment.

Cover Page of Registration Statement

2.	The cover page of the registration statement has been revised in response to this comment.

3.	The cover page of the registration statement has been revised in response to this comment.

Cover Page of the Prospectus

4.	Please be supplementally advised that the Registrant shall not use to prospectus prior to the effective date of the Registration Statement.

5.	The first paragraph of the cover page of the prospectus has been revised as requested in response to this comment.

6.
Please be supplementally advised that the Registrant is required to pay interest at its  regular savings rate by OTS regulations and has no intention of modifying the disclosed  rate during the offering.  Accordingly, the Registrant submits no further disclosure is required.

7.	The fourth paragraph of the cover page of the prospectus has been revised as requested.

Summary, page 1

8.	Additional disclosure in response to this comment has been provided to the carryover paragraph on page 2 of the prospectus in response to this comment.

9.	Appropriate cross references have been added to the carryover paragraph on page 2 of the prospectus as requested in response to this comment.

Our Business Operating Strategy and Goals, page 3

10.	Additional disclosure has been provided at page 3 of the prospectus in response to this comment.

Michael R. Clampitt
Securities and Exchange Commission
July 8, 2008

Reasons for the Reorganization and the Stock Offering, page 4

11.
A cross reference has been provided at page 5 of the prospectus to the discussion at page 70 of the prospectus of the Registrant’s plans to develop new products and services when its staff has the necessary expertise. Please note, however, no new loan products are currently planned.

Terms of the Offering, page 5

12.	An appropriate cross reference has been provided at page 5 of the prospectus in response to this comment.

How We Determined the Offering Range, page 6

13.	Additional disclosure has been added to page 7 of the prospectus in response to this comment.

14.	The table on page 9 of the prospectus has been revised in response to this comment.

Benefits to Management from the Offering, page 11

15.	The carryover paragraph on page 13 of the prospectus has been revised in response to this comment.

Risk Factors
General

16.	This section has been revised as requested.

17.
Additional disclosure has been added on page 23 of the prospectus under the heading “Sunshine Savings MHC will own more than half of the stock of Sunshine Financial.  This means that Sunshine Savings MHC will have enough votes to control the outcome on most matters submitted to a vote of shareholders” with respect to the purchase limitations of the offering.  New risk factors have been added on pages 23 and 24 of the prospectus regarding limitations on transferring subscription rights and the irrevocability of subscription orders in response to this comment.

Our loan portfolio possesses increased risk, page 16

18.	This risk factor has been separated into two risk factors on page 18 of the prospectus as requested in response to this comment.

Michael R. Clampitt
Securities and Exchange Commission
July 8, 2008

We operate in a highly regulated environment, page 18

19.
Clarifying disclosure has been added to the risk factor on page 20 of the prospectus to address that these regulations are not for stockholder protection and that restrictions include dividend restrictions that would be of concern to potential stockholders.  We believe this risk factor is appropriate to inform stockholders of the overall regulatory environment without necessarily suggesting that there are specific regulatory risks applicable to the Registrant.

The Market for stock in financial institutions, page 20

20.	This risk factor has been separated into two risk factors as requested on page 21 of the prospectus in response to the comment.

Our ability to pay dividends is subject to certain limitations, page 21

21.	Additional disclosure has been added to this risk factor on page 23 of the prospectus in response to this comment.

The Reorganization and Stock Offering
How We Determined Our Price and Number of Shares, page 44

22.	Page 47 of the prospectus has been revised in response to this comment.

23.	Additional disclosure has been added to pages 49-50 of the prospectus in response to this comment.

Proposed Purchases by Management, page 61

24.
Please be supplementally advised that Sunshine MHC does not presently own any stock and that the Registrant has not issued any stock.  Accordingly we submit a beneficial ownership table is not appropriate. The referenced disclosure addresses proposed purchases only and accordingly the Registrant requests the staff to waive this comment.

Management’s Discussion and Analysis
General

25.	Additional disclosure has been added to pages 66-67 of the prospectus in response to this comment.

Michael R. Clampitt
Securities and Exchange Commission
July 8, 2008

Liquidity, page 73

26.	Additional disclosure has been added to page 79 of the prospectus in response to this comment.

Business of Sunshine Savings Bank
Lending Activities, page 77

27.	Enhanced disclosure regarding subprime loans has been added to pages 83-84 and pages 90-93 of the prospectus in response to this comment.

28.	Page 83 of the prospectus has been revised in response to this comment to disclose the most significant changes to the Registrant’s loan underwriting.

Subsidiary and Other Activities, page 93

29.           Page 99 of the prospectus has been revised in response to this comment.

Competition, page 93

30.	The referenced disclosure has been revised to clarify it as the Registrant’s belief on page 99 of the prospectus.

Management, page 95

31.	Additional disclosure in response to this comment has been provided at page 101.

Business Relationships and Transactions with Executive Officers, page 102

32.	Revised disclosure in response to this comment has been made at page 109 of the prospectus.

Where You Can Find Additional Information, page 113

33.	Disclosure in response to this comment has been revised at page 119 of the prospectus.

Part II: Information Not Required in Prospectus
Item 16 – Exhibits an Financial Statement Schedules
General

34.	Please be advised that all remaining exhibits are filed with this amendment and that any incomplete exhibits shall not be incorporated by reference into subsequent filing.

Michael R. Clampitt
Securities and Exchange Commission
July 8, 2008

Exhibit 5.0

35.	This exhibit has been revised as requested.

Exhibit 8.1

36.	This exhibit has been revised as requested.

Exhibit 8.2

37.	This exhibit has been revised as requested.

Item 17. Undertakings

38.	The requested undertaking has been included.

* * * * *

We will provide requests from the Holding Company and from Keefe, Bruyette & Woods for acceleration of the effective date of the registration statement as soon as the Staff is prepared to receive them.

If the Staff has any questions or comments with respect to these responses to comments, please call me at (202) 295-4513 or Michael S. Sadow at (202) 295-4526.

Very truly yours,

/s/ Dave M. Muchnikoff

Dave M. Muchnikoff

cc:       (Hard copy by messenger)
Michael R. Clampitt, Staff Attorney
     Mail Stop 4561
Justin Dobbie, Staff Attorney
     Mail Stop 4561
Benjamin Phippen, Staff Accountant
Amit Pande, Staff Accountant